UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS
Product net sales	$ 875,918	$ 487,335
Collaboration revenue	2,718	2,355
Other operating income	23,305	21,225
Total operating income	901,941	510,915
Cost of sales	(95,561)	(42,359)
Research and development expenses	(450,255)	(361,364)
Selling, general and administrative expenses	(491,694)	(311,149)
Loss from investment in joint venture	(3,313)	(1,880)
Total operating expenses	(1,040,823)	(716,752)
Operating loss	(138,882)	(205,837)
Financial income	77,828	37,029
Financial expense	(1,084)	(395)
Exchange gains/(losses)	(27,215)	9,164
Loss for the period before taxes	(89,353)	(160,039)
Income tax benefit	56,822	36,800
Loss for the period	(32,531)	(123,239)
Owners of the parent	$ (32,531)	$ (123,239)
Weighted average number of shares outstanding	59,400,217	55,690,873
Basic (loss) per share (in $)	$ (0.55)	$ (2.21)
Diluted (loss) per share (in $)	$ (0.55)	$ (2.21)